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                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               601 Congress Street
                              Boston, MA 02210-2805




October 12, 2007

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: John Hancock Life Insurance Company of New York Separate Account A Registration Statement on Form N-4
         File No. 333-_________

Ladies and Gentlemen:

         On behalf of John Hancock Life Insurance Company of New York Separate Account A (the "Registrant"), a separate account of John Hancock Life Insurance Company of New York (the "Company"), we transmit for filing via EDGAR an initial registration statement on Form N-4 under the Securities Act of 1933 for the registration of a flexible purchase payment deferred variable annuity contract ("Venture(R) Opportunity Series B Variable Annuity") to be issued by the Company.

         The prospectus and statement of additional information ("SAI") in this initial registration statement (the "Venture(R) Opportunity Series B Prospectus and SAI") are black-lined to show changes from the prospectus and SAI of the initial registration statement for Venture(R) Opportunity Series A Variable Annuity contract of the Registrant (the "Venture(R) Opportunity Series A Prospectus and SAI") filed on October 10, 2007 (Securities Act File No. 333-146590, Accession #: 0000950135-07-006091.)

         The difference between the Venture(R) Opportunity Series B Variable Annuity and Venture(R) Opportunity Series A Variable Annuity is that the former has a contingent deferred sales charge, while the latter has a front-end sales charge. Except for the provisions relating to these sales charges, the Venture(R) Opportunity Series B Variable Annuity Prospectus and SAI is substantially the same as the Venture(R) Opportunity Series A Prospectus and SAI. Therefore, we request selective review pursuant to Securities Act Release No. 6510 (February 15, 1984).

         An additional pre-effective amendment will be filed on or before December 17, 2007 to include financial statements for the Registrant and the Company, to file required consents and exhibits, and to make certain other changes as permitted.

         Please direct any comments and questions regarding the registration statement to me at (617) 663-3192, or, in my absence, to Arnold R. Bergman, Chief Counsel - Annuities at (617) 663-2184.


Very truly yours,


/s/ Thomas J. Loftus
Thomas J. Loftus
Senior Counsel - Annuities